Shareholder Report, Line Graph (Details) - USD ($)				11 Months Ended	12 Months Ended		23 Months Ended	24 Months Ended	35 Months Ended	36 Months Ended	47 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Sep. 27, 2021	Aug. 31, 2015	Aug. 31, 2022	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2023	Aug. 31, 2017	Aug. 31, 2024	Aug. 31, 2018	Aug. 31, 2025	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
C000148468
Account Value [Line Items]
Line Graph and Table Measure Name					EMQQ The Emerging Markets Internet ETF
Accumulated Value			$ 10,000			$ 13,015		$ 17,992		$ 16,903		$ 16,407	$ 28,031	$ 27,814	$ 16,375	$ 16,152	$ 17,975	$ 22,811
C000230780
Account Value [Line Items]
Line Graph and Table Measure Name					FMQQ The Next Frontier Internet ETF
Accumulated Value		$ 10,000		$ 4,341			$ 4,178		$ 5,157		$ 5,803
MSCI Emerging Markets Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]				MSCI Emerging Markets Index (NR) (USD)
Accumulated Value			10,000			11,183		13,926		13,832		13,228	15,145	18,343	14,344	14,523	16,712	19,520
MSCI Emerging Markets Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	[2],[3]				MSCI Emerging Markets Index (NR) (USD)
Accumulated Value		10,000		8,055			8,156		9,386		10,963
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]				S&P 500 Index (TR)
Accumulated Value			10,000			11,255		13,082		15,655		16,112	19,647	25,770	22,876	26,524	33,721	39,076
EMQQ The Emerging Markets Internet Index
Account Value [Line Items]
Line Graph and Table Measure Name					EMQQ The Emerging Markets Internet Index
Accumulated Value			$ 10,000			$ 13,187		$ 18,410		$ 17,454		$ 17,077	$ 29,438	$ 29,410	$ 17,453	$ 17,379	$ 19,650	$ 24,769
MSCI Frontier Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI Frontier Markets Index
Accumulated Value		10,000		8,294			8,329		9,169		12,415
FMQQ The Next Frontier Internet Index
Account Value [Line Items]
Line Graph and Table Measure Name					FMQQ The Next Frontier Internet Index
Accumulated Value		$ 10,000		$ 4,315			$ 4,192		$ 5,287		$ 5,926

[1]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes, (except foreign withholding taxes).
[2]	Effective August 31, 2025, the Fund's broad-based securities market index changed from MSCI Frontier Markets Index to the MSCI Emerging Markets Index (NR) (USD).
[3]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes, (except foreign withholding taxes).
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.